Stockholders' Equity, Preferred Stock and Common Stock (Details) (Detail)	4 Months Ended	7 Months Ended
	Jun. 09, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 04, 2020 shares	Mar. 02, 2020 $ / shares
Stockholders' Equity [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares subject to possible redemption (in shares)	14,064,255	13,759,029
Stock conversion percentage threshold	20.00%	20.00%
Stock conversion basis at time of business combination	1	1
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	479,000,000	479,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	15,449,000	15,449,000
Common stock, shares outstanding (in shares)	15,449,000	15,449,000
Ordinary shares subject to possible redemption (in shares)	14,064,255	13,759,029
Ordinary shares, shares issued (in shares)	1,384,745	1,689,971
Ordinary shares, shares outstanding (in shares)	1,384,745	1,689,971
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500
Sponsor [Member] | Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Stockholders' Equity [Abstract]
Number of shares subject to forfeiture (in shares)			487,500